CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance at Mar. 31, 2020	¥ 3,065,835	¥ 3,022,909		¥ 221,111	¥ 221,111	¥ 257,638	¥ 257,638	¥ 2,754,461	¥ 2,711,606		¥ (118,532)	¥ (118,532)	¥ (121,070)	¥ (121,070)	¥ 2,993,608	¥ 2,950,753		¥ 72,227	¥ 72,156
Beginning Balance (Accounting Standards Update 2016-13) at Mar. 31, 2020			¥ (42,926)							¥ (42,855)							¥ (42,855)			¥ (71)
Contribution to subsidiaries	3,825														0			3,825
Transaction with noncontrolling interests	(5,160)					3,152									3,152			(8,312)
Comprehensive income, net of tax:
Net income	95,515							93,842							93,842			1,673
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	1,879										1,871				1,871			8
Net change of debt valuation adjustments	(534)										(534)				(534)			0
Net change of defined benefit pension plans	125										127				127			(2)
Net change of foreign currency translation adjustments	(8,469)										(6,671)				(6,671)			(1,798)
Net change of unrealized gains (losses) on derivative instruments	(520)										(525)				(525)			5
Total other comprehensive income (loss)	(7,519)														(5,732)			(1,787)
Total comprehensive income (loss)	87,996														88,110			(114)
Cash dividends	(58,047)							(51,493)							(51,493)			(6,554)
Acquisition of treasury stock	(11,243)												(11,243)		(11,243)			0
Disposal of treasury stock	74					(183)							257		74			0
Cancelled of Treasury Stock	0					(17,877)							17,877		0			0
Other, net	331					331		(1)					1		331			0
Ending Balance at Sep. 30, 2020	3,040,685			221,111		243,061		2,753,954			(124,264)		(114,178)		2,979,684			61,001
Beginning Balance at Jun. 30, 2020	3,005,552			221,111		239,888		2,710,160			(122,704)		(113,281)		2,935,174			70,378
Contribution to subsidiaries	2,525														0			2,525
Transaction with noncontrolling interests	(5,018)					3,216									3,216			(8,234)
Comprehensive income, net of tax:
Net income	45,037							43,794							43,794			1,243
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	3,285										3,282				3,282			3
Net change of debt valuation adjustments	(102)										(102)				(102)			0
Net change of defined benefit pension plans	28										29				29			(1)
Net change of foreign currency translation adjustments	(7,300)										(5,618)				(5,618)			(1,682)
Net change of unrealized gains (losses) on derivative instruments	865										849				849			16
Total other comprehensive income (loss)	(3,224)														(1,560)			(1,664)
Total comprehensive income (loss)	41,813														42,234			(421)
Cash dividends	(3,247)														0			(3,247)
Acquisition of treasury stock	(1,155)												(1,155)		(1,155)			0
Disposal of treasury stock	74					(183)							257		74			0
Other, net	141					140							1		141			0
Ending Balance at Sep. 30, 2020	3,040,685			221,111		243,061		2,753,954			(124,264)		(114,178)		2,979,684			61,001
Beginning Balance at Mar. 31, 2021	3,103,144	¥ 3,103,359		221,111	¥ 221,111	259,361	¥ 259,361	2,744,588	¥ 2,744,803		(84,650)	¥ (84,650)	(111,954)	¥ (111,954)	3,028,456	¥ 3,028,671		74,688	¥ 74,688
Beginning Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021			¥ 215							¥ 215							¥ 215			¥ 0
Contribution to subsidiaries	28,040														0			28,040
Transaction with noncontrolling interests	(5,713)					20									20			(5,733)
Comprehensive income, net of tax:
Net income	152,719							146,682							146,682			6,037
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	8,320										8,320				8,320			0
Net change of debt valuation adjustments	(61)										(61)				(61)			0
Net change of defined benefit pension plans	149										150				150			(1)
Net change of foreign currency translation adjustments	14,932										14,317				14,317			615
Net change of unrealized gains (losses) on derivative instruments	2,170										2,102				2,102			68
Total other comprehensive income (loss)	25,510														24,828			682
Total comprehensive income (loss)	178,229														171,510			6,719
Cash dividends	(65,307)							(52,438)							(52,438)			(12,869)
Acquisition of treasury stock	(30,547)												(30,547)		(30,547)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	432					433							(1)		432			0
Ending Balance at Sep. 30, 2021	3,208,499			221,111		259,802		2,839,047			(59,822)		(142,484)		3,117,654			90,845
Beginning Balance at Jun. 30, 2021	3,115,251			221,111		259,585		2,757,581			(68,573)		(122,172)		3,047,532			67,719
Contribution to subsidiaries	27,286														0			27,286
Transaction with noncontrolling interests	(4,599)														0			(4,599)
Comprehensive income, net of tax:
Net income	82,119							81,466							81,466			653
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	1,939										1,939				1,939			0
Net change of debt valuation adjustments	(37)										(37)				(37)			0
Net change of defined benefit pension plans	196										196				196			0
Net change of foreign currency translation adjustments	5,891										5,414				5,414			477
Net change of unrealized gains (losses) on derivative instruments	1,278										1,239				1,239			39
Total other comprehensive income (loss)	9,267														8,751			516
Total comprehensive income (loss)	91,386														90,217			1,169
Cash dividends	(730)														0			(730)
Acquisition of treasury stock	(20,330)												(20,330)		(20,330)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	229					229									229			0
Ending Balance at Sep. 30, 2021	¥ 3,208,499			¥ 221,111		¥ 259,802		¥ 2,839,047			¥ (59,822)		¥ (142,484)		¥ 3,117,654			¥ 90,845